COMMON STOCK AND STOCK INCENTIVE PLANS (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options Outstanding
Number outstanding (in shares)	930
Weighted-average exercise price per share (in dollars per share)	$ 20.04
Weighted-average remaining contractual life	3 years 1 month 10 days
Stock Options Exercisable
Number Exercisable (in shares)	643
Weighted-average exercise price per share (in dollars per share)	$ 27.39
Options exercisable and expected to vest at the end of the period
Number (in shares)	930
Weighted-average exercise price per share (in dollars per share)	$ 20.04
$ 2.97 - $ 2.97
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 2.97
Exercise price, high end of range (in dollars per share)	$ 2.97
Stock Options Outstanding
Number outstanding (in shares)	27
Weighted-average exercise price per share (in dollars per share)	$ 2.97
Weighted-average remaining contractual life	6 years 9 months 29 days
$ 3.21 - $ 3.21
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 3.21
Exercise price, high end of range (in dollars per share)	$ 3.21
Stock Options Outstanding
Number outstanding (in shares)	203
Weighted-average exercise price per share (in dollars per share)	$ 3.21
Weighted-average remaining contractual life	6 years 7 months 24 days
Stock Options Exercisable
Number Exercisable (in shares)	5
Weighted-average exercise price per share (in dollars per share)	$ 3.21
$ 4.14 - $ 4.17
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 4.14
Exercise price, high end of range (in dollars per share)	$ 4.17
Stock Options Outstanding
Number outstanding (in shares)	98
Weighted-average exercise price per share (in dollars per share)	$ 4.17
Weighted-average remaining contractual life	4 years 5 months 23 days
Stock Options Exercisable
Number Exercisable (in shares)	50
Weighted-average exercise price per share (in dollars per share)	$ 4.17
$ 6.27 - $ 6.27
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 6.27
Exercise price, high end of range (in dollars per share)	$ 6.27
Stock Options Outstanding
Number outstanding (in shares)	53
Weighted-average exercise price per share (in dollars per share)	$ 6.27
Weighted-average remaining contractual life	9 months
Stock Options Exercisable
Number Exercisable (in shares)	53
Weighted-average exercise price per share (in dollars per share)	$ 6.27
$ 6.51 - $ 6.51
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 6.51
Exercise price, high end of range (in dollars per share)	$ 6.51
Stock Options Outstanding
Number outstanding (in shares)	138
Weighted-average exercise price per share (in dollars per share)	$ 6.51
Weighted-average remaining contractual life	1 year 11 months 19 days
Stock Options Exercisable
Number Exercisable (in shares)	125
Weighted-average exercise price per share (in dollars per share)	$ 6.51
$ 8.46 - $ 9.72
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 8.46
Exercise price, high end of range (in dollars per share)	$ 9.72
Stock Options Outstanding
Number outstanding (in shares)	117
Weighted-average exercise price per share (in dollars per share)	$ 9.42
Weighted-average remaining contractual life	1 year 6 months 22 days
Stock Options Exercisable
Number Exercisable (in shares)	117
Weighted-average exercise price per share (in dollars per share)	$ 9.42
$ 10.11 - $ 18.75
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 10.11
Exercise price, high end of range (in dollars per share)	$ 18.75
Stock Options Outstanding
Number outstanding (in shares)	131
Weighted-average exercise price per share (in dollars per share)	$ 15.51
Weighted-average remaining contractual life	2 years 2 months 23 days
Stock Options Exercisable
Number Exercisable (in shares)	131
Weighted-average exercise price per share (in dollars per share)	$ 15.51
$ 19.83 - $ 93.72
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 19.83
Exercise price, high end of range (in dollars per share)	$ 93.72
Stock Options Outstanding
Number outstanding (in shares)	80
Weighted-average exercise price per share (in dollars per share)	$ 44.91
Weighted-average remaining contractual life	7 months 20 days
Stock Options Exercisable
Number Exercisable (in shares)	80
Weighted-average exercise price per share (in dollars per share)	$ 44.91
$ 112.38 - $ 112.38
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 112.38
Exercise price, high end of range (in dollars per share)	$ 112.38
Stock Options Outstanding
Number outstanding (in shares)	75
Weighted-average exercise price per share (in dollars per share)	$ 112.38
Weighted-average remaining contractual life	1 year 18 days
Stock Options Exercisable
Number Exercisable (in shares)	75
Weighted-average exercise price per share (in dollars per share)	$ 112.38
$ 135.63 - $ 135.63
COMMON STOCK AND STOCK INCENTIVE PLANS
Exercise price, low end of range (in dollars per share)	$ 135.63
Exercise price, high end of range (in dollars per share)	$ 135.63
Stock Options Outstanding
Number outstanding (in shares)	8
Weighted-average exercise price per share (in dollars per share)	$ 135.63
Weighted-average remaining contractual life	7 months 20 days
Stock Options Exercisable
Number Exercisable (in shares)	8
Weighted-average exercise price per share (in dollars per share)	$ 135.63